Financial instruments (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	SFr 1,676	SFr 4,276
Transfers out, assets	(2,024)	(5,367)
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		77	SFr 204
Transfers in, assets		0	0
Transfers out, assets		0	(135)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		74	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(5)	0
Balance at end of period, assets	146	146	69
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		17,180	13,710
Transfers in, assets		2,385	1,282
Transfers out, assets		(2,087)	(2,207)
Purchases, assets		4,355	5,319
Sales, assets		(4,832)	(5,098)
Issuances, assets		848	1,542
Settlements, assets		(2,902)	(2,256)
Gain (loss) on transfers in/out included in trading revenues, assets		(13)	23
Gain (loss) on all other activity included in trading revenues, assets		244	1,171
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	0
Foreign currency translation impact, assets		(1,043)	(5)
Balance at end of period, assets	14,137	14,137	13,481
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,465	5,069
Transfers in, assets		434	518
Transfers out, assets		(681)	(1,261)
Purchases, assets		1,288	3,644
Sales, assets		(1,665)	(3,747)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(5)	(44)
Gain (loss) on all other activity included in trading revenues, assets		208	410
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(348)	11
Balance at end of period, assets	3,696	3,696	4,600
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,435	2,128
Transfers in, assets		114	135
Transfers out, assets		(131)	(487)
Purchases, assets		495	837
Sales, assets		(677)	(1,062)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(4)	(59)
Gain (loss) on all other activity included in trading revenues, assets		157	272
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(146)	10
Balance at end of period, assets	1,243	1,243	1,774
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		612	436
Transfers in, assets		259	309
Transfers out, assets		(300)	(252)
Purchases, assets		476	430
Sales, assets		(483)	(439)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	12
Gain (loss) on all other activity included in trading revenues, assets		58	55
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(35)	(3)
Balance at end of period, assets	585	585	548
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		257	417
Transfers in, assets		20	44
Transfers out, assets		(47)	(181)
Purchases, assets		139	172
Sales, assets		(169)	(102)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		2	1
Gain (loss) on all other activity included in trading revenues, assets		(31)	(15)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(13)	(2)
Balance at end of period, assets	158	158	334
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,421	1,567
Transfers in, assets		17	17
Transfers out, assets		(161)	(130)
Purchases, assets		158	1,950
Sales, assets		(203)	(2,097)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets		42	68
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(78)	(5)
Balance at end of period, assets	1,195	1,195	1,369
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,566	595
Transfers in, assets		114	117
Transfers out, assets		(273)	(231)
Purchases, assets		603	303
Sales, assets		(296)	(266)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		13	42
Gain (loss) on all other activity included in trading revenues, assets		53	118
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(92)	(4)
Balance at end of period, assets	1,688	1,688	674
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		6,823	5,217
Transfers in, assets		1,130	368
Transfers out, assets		(593)	(266)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		848	1,542
Settlements, assets		(2,786)	(2,134)
Gain (loss) on transfers in/out included in trading revenues, assets		(27)	19
Gain (loss) on all other activity included in trading revenues, assets		(172)	384
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	0
Foreign currency translation impact, assets		(369)	(5)
Balance at end of period, assets	4,856	4,856	5,125
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,803	1,574
Transfers in, assets		23	31
Transfers out, assets		(198)	(12)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		281	92
Settlements, assets		(364)	(361)
Gain (loss) on transfers in/out included in trading revenues, assets		(6)	5
Gain (loss) on all other activity included in trading revenues, assets		(301)	381
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(97)	3
Balance at end of period, assets	1,141	1,141	1,713
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,569	1,138
Transfers in, assets		656	251
Transfers out, assets		(304)	(124)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		170	314
Settlements, assets		(1,472)	(504)
Gain (loss) on transfers in/out included in trading revenues, assets		(24)	(3)
Gain (loss) on all other activity included in trading revenues, assets		(181)	28
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(122)	(3)
Balance at end of period, assets	1,292	1,292	1,097
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,063	1,240
Transfers in, assets		306	24
Transfers out, assets		(91)	(123)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		191	192
Settlements, assets		(503)	(257)
Gain (loss) on transfers in/out included in trading revenues, assets		2	14
Gain (loss) on all other activity included in trading revenues, assets		26	(157)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	0
Foreign currency translation impact, assets		(58)	(1)
Balance at end of period, assets	938	938	932
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,326	2,829
Transfers in, assets		707	279
Transfers out, assets		(540)	(449)
Purchases, assets		2,464	1,372
Sales, assets		(2,871)	(1,085)
Issuances, assets		0	0
Settlements, assets		(116)	(122)
Gain (loss) on transfers in/out included in trading revenues, assets		6	6
Gain (loss) on all other activity included in trading revenues, assets		155	259
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(234)	(7)
Balance at end of period, assets	3,897	3,897	3,082
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3	2
Transfers in, assets		0	0
Transfers out, assets		(65)	0
Purchases, assets		215	0
Sales, assets		(2)	0
Issuances, assets		0	0
Settlements, assets		(8)	0
Gain (loss) on transfers in/out included in trading revenues, assets		7	0
Gain (loss) on all other activity included in trading revenues, assets		1	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(3)	1
Balance at end of period, assets	148	148	3
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		5,283	6,969
Transfers in, assets		0	0
Transfers out, assets		(5)	(14)
Purchases, assets		216	579
Sales, assets		(666)	(3,181)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(42)	98
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(36)	441
Foreign currency translation impact, assets		(323)	7
Balance at end of period, assets	4,427	4,427	4,899
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,834	1,600
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		100	100
Sales, assets		(163)	(154)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(45)	65
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Foreign currency translation impact, assets		(101)	(6)
Balance at end of period, assets	1,625	1,625	1,605
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,449	5,369
Transfers in, assets		0	0
Transfers out, assets		(5)	(14)
Purchases, assets		116	479
Sales, assets		(503)	(3,027)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		3	33
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(36)	441
Foreign currency translation impact, assets		(222)	13
Balance at end of period, assets	2,802	2,802	3,294
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		9,353	7,998
Transfers in, assets		631	109
Transfers out, assets		(750)	(366)
Purchases, assets		334	172
Sales, assets		(665)	(912)
Issuances, assets		1,295	2,516
Settlements, assets		(1,391)	(896)
Gain (loss) on transfers in/out included in trading revenues, assets		0	1
Gain (loss) on all other activity included in trading revenues, assets		(5)	4
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		13	2
Foreign currency translation impact, assets		(546)	(30)
Balance at end of period, assets	8,269	8,269	8,598
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		5,853	5,309
Transfers in, assets		360	107
Transfers out, assets		(154)	(276)
Purchases, assets		12	161
Sales, assets		(502)	(628)
Issuances, assets		825	1,799
Settlements, assets		(763)	(758)
Gain (loss) on transfers in/out included in trading revenues, assets		0	1
Gain (loss) on all other activity included in trading revenues, assets		23	5
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		5	0
Foreign currency translation impact, assets		(353)	(21)
Balance at end of period, assets	5,306	5,306	5,699
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,494	1,322
Transfers in, assets		240	2
Transfers out, assets		(132)	(17)
Purchases, assets		26	11
Sales, assets		(21)	(81)
Issuances, assets		452	429
Settlements, assets		(132)	(98)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(28)	3
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		8	4
Foreign currency translation impact, assets		(87)	(3)
Balance at end of period, assets	1,820	1,820	1,572
Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		70	42
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		10	26
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		6	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(2)
Foreign currency translation impact, assets		(5)	0
Balance at end of period, assets	81	81	66
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		7,468	6,159
Transfers in, assets		1,260	1,428
Transfers out, assets		(2,460)	(1,561)
Purchases, assets		2,880	2,407
Sales, assets		(2,359)	(2,181)
Issuances, assets		478	347
Settlements, assets		(960)	(827)
Gain (loss) on transfers in/out included in trading revenues, assets		(2)	19
Gain (loss) on all other activity included in trading revenues, assets		(131)	127
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(13)	(1)
Foreign currency translation impact, assets		(508)	6
Balance at end of period, assets	5,653	5,653	5,923
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		6,851	5,615
Transfers in, assets		1,259	1,427
Transfers out, assets		(2,415)	(1,544)
Purchases, assets		2,832	2,159
Sales, assets		(2,242)	(2,118)
Issuances, assets		478	346
Settlements, assets		(960)	(828)
Gain (loss) on transfers in/out included in trading revenues, assets		1	25
Gain (loss) on all other activity included in trading revenues, assets		(21)	152
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(13)	(1)
Foreign currency translation impact, assets		(479)	9
Balance at end of period, assets	5,291	5,291	5,242
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets		(129)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		39,434	35,084
Transfers in, assets		4,276	2,819
Transfers out, assets		(5,367)	(4,283)
Purchases, assets		8,010	8,503
Sales, assets		(8,524)	(11,372)
Issuances, assets		2,695	4,405
Settlements, assets		(5,261)	(3,979)
Gain (loss) on transfers in/out included in trading revenues, assets		(8)	43
Gain (loss) on all other activity included in trading revenues, assets		73	1,400
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(34)	440
Foreign currency translation impact, assets		(2,433)	(21)
Balance at end of period, assets	SFr 32,861	SFr 32,861	SFr 33,039